Form N-1A Cover	Mar. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	AQR FUNDS
Entity Central Index Key	0001444822
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 30, 2026
Prospectus Date	Jun. 16, 2025